Joint operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint operations [line items]
Total assets	$ 7,427,248	$ 8,018,636
Joint operations [member]
Disclosure of joint operations [line items]
Total assets	2,925,279	3,106,658
Total liabilities	$ 307,090	293,676
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership	69.81%
Principal place of business	Canada
Total assets	$ 1,046,556	1,065,562
Total liabilities	$ 32,132	32,829
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership	83.33%
Principal place of business	Canada
Total assets	$ 524,324	537,233
Total liabilities	$ 227,562	222,369
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership	50.03%
Principal place of business	Canada
Total assets	$ 1,354,399	1,503,863
Total liabilities	$ 47,396	$ 38,478